Condensed Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Total	General Partner	Common Unitholders	Note Receivable
Beginning balance, value at Dec. 31, 2018	$ 776,753	$ 5,802	$ 800,374	$ (29,423)
Balance, Units at Dec. 31, 2018		230,006	11,270,283
Cash distribution paid ($0.30 per unit—see Note 15)	(3,458)	$ (69)	$ (3,389)	0
Acquisition of treasury stock (see Note 8)	(3,373)	0	$ (3,373)	0
Acquisition of treasury stock (see Note 8), units			(227,140)
Issuance of restricted common units (see Note 8)	41	$ 8	$ 33	0
Issuance of restricted common units (see Note 8), units		518	25,396
Stock based compensation (see Note 8)	461	$ 0	$ 461	0
Net loss	(9,523)	(188)	(9,335)
Ending balance, value at Mar. 31, 2019	760,901	$ 5,553	$ 784,771	(29,423)
Partners' Capital Account, Units, Ending Balance at Mar. 31, 2019		230,524	11,068,539
Beginning balance, value at Dec. 31, 2018	776,753	$ 5,802	$ 800,374	(29,423)
Balance, Units at Dec. 31, 2018		230,006	11,270,283
Net loss	(16,046)
Ending balance, value at Jun. 30, 2019	750,407	$ 5,355	$ 774,475	(29,423)
Partners' Capital Account, Units, Ending Balance at Jun. 30, 2019		230,524	10,983,785
Beginning balance, value at Mar. 31, 2019	760,901	$ 5,553	$ 784,771	(29,423)
Balance, Units at Mar. 31, 2019		230,524	11,068,539
Cash distribution paid ($0.30 per unit—see Note 15)	(3,364)	$ (69)	$ (3,295)	0
Acquisition of treasury stock (see Note 8)	(1,126)	0	$ (1,126)	0
Acquisition of treasury stock (see Note 8), units			(85,812)
Issuance of restricted common units (see Note 8), units			1,058
Stock based compensation (see Note 8)	519	0	$ 519	0
Net loss	(6,523)	(129)	(6,394)
Ending balance, value at Jun. 30, 2019	750,407	$ 5,355	$ 774,475	$ (29,423)
Partners' Capital Account, Units, Ending Balance at Jun. 30, 2019		230,524	10,983,785
Beginning balance, value at Dec. 31, 2019	728,019	$ 4,299	$ 723,720
Balance, Units at Dec. 31, 2019		230,524	10,987,679
Cash distribution paid ($0.30 per unit—see Note 15)	(3,365)	$ (69)	$ (3,296)
Stock based compensation (see Note 8)	245	0	245
Net loss	(10,724)	(213)	(10,511)
Ending balance, value at Mar. 31, 2020	714,175	$ 4,017	$ 710,158
Partners' Capital Account, Units, Ending Balance at Mar. 31, 2020		230,524	10,987,679
Beginning balance, value at Dec. 31, 2019	728,019	$ 4,299	$ 723,720
Balance, Units at Dec. 31, 2019		230,524	10,987,679
Net loss	(25,365)
Ending balance, value at Jun. 30, 2020	696,406	$ 3,655	$ 692,751
Partners' Capital Account, Units, Ending Balance at Jun. 30, 2020		230,524	10,987,679
Beginning balance, value at Mar. 31, 2020	714,175	$ 4,017	$ 710,158
Balance, Units at Mar. 31, 2020		230,524	10,987,679
Cash distribution paid ($0.30 per unit—see Note 15)	(3,366)	$ (69)	$ (3,297)
Stock based compensation (see Note 8)	238	0	238
Net loss	(14,641)	(293)	(14,348)
Ending balance, value at Jun. 30, 2020	$ 696,406	$ 3,655	$ 692,751
Partners' Capital Account, Units, Ending Balance at Jun. 30, 2020		230,524	10,987,679